Financial assets and liabilities - Risk Management Strategy and Loss before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reasonably possible increase in interest rates
Reasonably possible increase in interest rates	5.00%
Loss before income taxes	$ 415	$ 788
Currency risk | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(2,033)	(3,180)
Currency risk | Other Liabilities
Reasonably possible increase in interest rates
Financial liabilities		(161)
Currency risk | Derivative financial instrument
Reasonably possible increase in interest rates
Financial liabilities	(563)
Currency risk | Lease liabilities
Reasonably possible increase in interest rates
Financial liabilities	(1,056)	(1,377)
Currency risk | Long-term debt
Reasonably possible increase in interest rates
Financial liabilities	(7,174)
Currency risk | Cash
Reasonably possible increase in interest rates
Financial assets	46,517	67,152
Currency risk | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	6,344	5,034
Currency risk | US dollars | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(288)	(372)
Currency risk | US dollars | Cash
Reasonably possible increase in interest rates
Financial assets	32,897	47,765
Currency risk | US dollars | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	1,118	4,310
Currency risk | Euro | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(521)	(1,030)
Currency risk | Euro | Cash
Reasonably possible increase in interest rates
Financial assets	365	1,349
Currency risk | Euro | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	1,074	421
Currency risk | Canadian dollars | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(1,208)	(1,759)
Currency risk | Canadian dollars | Other Liabilities
Reasonably possible increase in interest rates
Financial liabilities		(161)
Currency risk | Canadian dollars | Derivative financial instrument
Reasonably possible increase in interest rates
Financial liabilities	(563)
Currency risk | Canadian dollars | Lease liabilities
Reasonably possible increase in interest rates
Financial liabilities	(1,056)	(1,368)
Currency risk | Canadian dollars | Long-term debt
Reasonably possible increase in interest rates
Financial liabilities	(7,174)
Currency risk | Canadian dollars | Cash
Reasonably possible increase in interest rates
Financial assets	13,214	17,984
Currency risk | Canadian dollars | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	4,152	303
Currency risk | Chinese renminbi | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(16)	(19)
Currency risk | Chinese renminbi | Lease liabilities
Reasonably possible increase in interest rates
Financial liabilities		(9)
Currency risk | Chinese renminbi | Cash
Reasonably possible increase in interest rates
Financial assets	$ 41	$ 54